UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   Sean McDuffy
Title:  Chief Operating Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing


/s/ Sean McDuffy                New York, New York             August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: None

Form 13F File Number                   Name

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:  $283,695
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           Form 13F File Number              Name
---           --------------------              -----------------------
1.            028-13324                         Manikay Master Fund, LP

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
--------------                --------------   ---------   --------  ------------------- -------------- -------- -------------------
                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED NONE
--------------                --------------   ---------   --------  ---------  --- ---- -------------- -------- ------- ------ ----
AMGEN INC                     NOTE 0.125% 2/0  031162AN0    4,756    5,000,000  PRN      SHARED-DEFINED    1            -
AT&T INC                      COM              00206R102    7,452      300,000   SH      SHARED-DEFINED    1      300,000
BANK OF AMERICA CORPORATION   COM              060505104   10,627      805,100   SH      SHARED-DEFINED    1      805,100
BORLAND SOFTWARE CORP         NOTE 2.750% 2/1  099849AB7    4,860    5,000,000  PRN      SHARED-DEFINED    1            -
CENTEX CORP                   COM              152312104   10,321    1,219,997   SH      SHARED-DEFINED    1    1,219,997
CF INDS HLDGS INC             COM              125269100    7,414      100,000   SH      SHARED-DEFINED    1      100,000
COCA COLA CO                  COM              191216100   11,998      250,000   SH      SHARED-DEFINED    1      250,000
COLGATE PALMOLIVE CO          COM              194162103   10,611      150,000   SH      SHARED-DEFINED    1      150,000
EMBARQ CORP                   COM              29078E105    9,674      230,000   SH      SHARED-DEFINED    1      230,000
EMULEX CORP                   COM NEW          292475209    7,580      775,000   SH      SHARED-DEFINED    1      775,000
SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704    6,261      285,100   SH      SHARED-DEFINED    1      285,100
JOHNSON & JOHNSON             COM              478160104   19,880      350,000   SH      SHARED-DEFINED    1      350,000
KEYCORP NEW                   COM              493267108    5,764    1,100,025   SH      SHARED-DEFINED    1    1,100,025
LEGG MASON INC                COM              524901105   12,190      500,000   SH      SHARED-DEFINED    1      500,000
LIBERTY GLOBAL INC            COM SER A        530555101    9,845      619,598   SH      SHARED-DEFINED    1      619,598
LIBERTY MEDIA CORP NEW        ENT COM SER A    53071M500   20,063      750,000   SH      SHARED-DEFINED    1      750,000
LOEWS CORP                    COM              540424108   10,960      400,000   SH      SHARED-DEFINED    1      400,000
MEDTRONIC INC                 NOTE 1.500% 4/1  585055AL0    4,838    5,000,000  PRN      SHARED-DEFINED    1            -
METAVANTE TECHNOLOGIES INC    COM              591407101    1,631       63,054   SH      SHARED-DEFINED    1       63,054
NASDAQ OMX GROUP INC          COM              631103108    8,248      387,040   SH      SHARED-DEFINED    1      387,040
NEWELL RUBBERMAID INC         NOTE 5.500% 3/1  651229AH9    7,075    5,000,000  PRN      SHARED-DEFINED    1            -
NEWS CORP                     CL A             65248E104    5,935      651,461   SH      SHARED-DEFINED    1      651,461
PETRO-CDA                     COM              71644E102    8,645      225,000   SH      SHARED-DEFINED    1      225,000
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG   71654V101    5,814      174,291   SH      SHARED-DEFINED    1      174,291
PFIZER INC                    COM              717081103    1,591      106,097   SH      SHARED-DEFINED    1      106,097
QUEST SOFTWARE INC            COM              74834T103    1,394      100,000   SH      SHARED-DEFINED    1      100,000
SCHERING PLOUGH CORP          COM              806605101   18,840      750,000   SH      SHARED-DEFINED    1      750,000
SUN MICROSYSTEMS INC          COM NEW          866810203    9,220    1,000,000   SH      SHARED-DEFINED    1    1,000,000
TRANSOCEAN INC                NOTE 1.625%12/1  893830AU3    4,806    5,000,000  PRN      SHARED-DEFINED    1            -
WYETH                         COM              983024100   35,404      780,000   SH      SHARED-DEFINED    1      780,000











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